PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund
PineBridge Merger Arbitrage Fund
INVESTMENT OBJECTIVE
The PineBridge Merger Arbitrage Fund (the "Merger Arbitrage Fund" or the "Fund") seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PineBridge Merger Arbitrage Fund	Class R	Class I
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PineBridge Merger Arbitrage Fund		Class R	Class I
Management Fees		0.94%	0.94%
Distribution and Service (12b-1) Fees		0.35%	none
Other Expenses	[1]	1.43%	1.43%
Total Annual Fund Operating Expenses		2.72%	2.37%
Fee Waiver and/or Expense Reimbursement		(1.02%)	(1.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.70%	1.35%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. "Other Expenses" include estimated acquired fund fees and expenses ("AFFE") of 0.01%.
[2]	PineBridge Investments LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse Fund expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.69% and 1.34% for Class R shares and Class I shares respectively, of each Class' average net assets (the "Expense Cap"). The Expense Cap will remain in effect through March 30, 2013, and may be terminated prior to that date only by the Board of Trustees (the "Board").

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example PineBridge Merger Arbitrage Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class R	173	748
Class I	137	642

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective through the use of merger and acquisition ("M&A") arbitrage. Under normal market conditions, the Fund invests primarily in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts and other corporate reorganizations ("Publicly Announced M&A Transactions").

M&A arbitrage is an investment strategy designed to profit from the successful completion of Publicly Announced M&A Transactions. The Fund's investment strategy is designed to capture the spread represented by the difference between the market price of the securities of the target company and the value that is offered for these securities by the acquiring company, which may be in cash or securities of the acquiring company. In accordance with the merger arbitrage strategy, the Adviser will purchase shares of a target company at a price that represents a discount to their expected value upon completion of a Publicly
Announced M&A Transaction. When the terms of a Publicly Announced M&A
Transaction require the exchange of securities of the target company for common stock and/or other securities of the acquiring company, the Adviser may sell short the securities of an acquiring company at the same time the Fund purchases securities of a target company. This means that the Fund will sell securities of the acquiring company that it borrows from a third party on the expectation that the market price will drop. In connection with a short sale, the Fund will either designate on the records of the Fund or hold in an account with the
Fund's custodian, cash, U.S. government securities or other liquid securities in an amount equal to the market value of the securities sold short or hold an offsetting position in the same securities.

The Fund generally takes long and short positions in the equity securities of
U.S. companies. The Fund also may invest in foreign securities and depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International
Depositary Receipts ("IDRs"). The Fund may invest in companies with large, medium, or small market capitalizations. The Fund also may invest in real estate investment trusts ("REITs"), limited partnerships and exchange traded funds
("ETFs"). Subject to regulatory restrictions, the Fund may utilize leverage and/or engage in derivative transactions, including options, in order to seek enhanced returns or to hedge investment risks.

In structuring a portfolio consisting of Publicly Announced M&A Transactions, the Adviser generally will seek to: (i) achieve returns with a low correlation to U.S. stock market movements; (ii) minimize losses through extensive risk controls and diversification; and (iii) target consistent overall capital growth with low volatility. The Adviser intends to select investments which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both the risks involved and the potential of available alternate investments. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund is actively managed, which may result in a higher portfolio turnover rate. Portfolio turnover is a measure of a fund's trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. The Adviser anticipates that the Fund's annual portfolio turnover rate may be 250% of the average value of its portfolio.
PRINCIPAL RISK CONSIDERATIONS
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The Fund may be appropriate for investors who:

  ·  are seeking capital appreciation;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities from M&A transactions can provide; and

  ·  are able to tolerate fluctuation in principal value of their investment.

The principal risks of investing in the Fund are:

Availability of Investment Opportunities Risks. Because the public company M&A
Transaction market is cyclical and tied to the overall economy, the identification of a sufficient number of Publicly Announced M&A Transactions suitable for mergers and acquisition arbitrage is not guaranteed. While the
Adviser believes that many such suitable Publicly Announced M&A Transactions will exist, there can be no assurance that such transactions will be available when necessary to implement the Fund's investment strategy.

Derivatives Risk. The Fund's investments in options and other derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on the Fund's exposure to stock market values, interest rates, or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk, and portfolio management risk. Derivatives in general, and options in particular, involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate, or index. Additionally, for options, there is the risk that there may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. It is also possible that government regulation of various types of derivative instruments may limit or prevent the
Fund from using such instruments as part of its investment strategy, which could negatively impact the Fund. In addition, the use of derivatives may require the
Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements.

Equity Securities Risk. The Fund invests most of its assets in common stocks, which represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and a decline can reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

ETF Risks. By investing in an ETF, the Fund will become a shareholder of another investment company. As a result, Fund shareholders indirectly will bear the
Fund's proportionate share of the fees and expenses paid by shareholders of the
ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. These other fees and expenses are reflected as acquired fund fees and expenses and are included in the Fund's Fees and Expenses Table in this prospectus, as applicable. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Foreign Securities and Depositary Receipts Risk. Investing in foreign securities and depositary receipts, including ADRs, EDRs, GDRs and IDRs, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,
(4) lack of uniform accounting, auditing and financial reporting standards,
(5) less government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, (6) increased price volatility, and
(7) delays in transaction settlement in some foreign markets.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover. High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income. Merger arbitrage funds typically have higher portfolio turnover rates than funds that do not engage in short trading.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investment Strategy Risk. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than and can perform differently from the market as a whole. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

Large-Capitalization Company Risk. Large capitalization stocks as a group could fall out of favor with the market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leverage Risk. Certain transactions, such as options and other derivative instruments, include the use of leverage. Leverage may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The effect of using leverage is to amplify the Fund's gains and losses in comparison to the amount of the Fund's assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile. Because acquiring and maintaining positions by the use of leverage allows the Fund to control positions worth significantly more than its investment in those positions, the amount that the
Fund stands to lose in the event of adverse price movements is high in relation to the amount of its investment.

Limited Partnerships Risk. The Fund may invest in publicly traded partnerships such as master limited partnerships ("MLPs"). An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. The Fund may invest as a limited partner, and normally would not be liable for the debts of an MLP beyond the amounts the Fund has contributed but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner.

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. This risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. Additionally, turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which could affect a Fund.

M&A Arbitrage Risk. Investments in Publicly Announced M&A Transactions involve the risk that a transaction may be delayed, may not be completed or may be completed on less favorable terms than originally expected. In these circumstances, the market price of the securities of the target company purchased by the Fund may decline sharply and result in losses if such securities are sold for less than the purchase price. In certain transactions, the Fund may not be "hedged" against market fluctuations. This can result in losses, even if the proposed transaction is consummated. In the event that a
Publicly Announced M&A Transaction is not consummated, the Fund may be forced to cover its short positions at a higher price than its short sale price, resulting in a loss.

New Fund Risk. The Fund is new with less than 6 months of operating history, and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, the Fund may, as a result of its investment strategy, hold a smaller number of issuers than if it were "diversified."  Changes in the financial condition or market status of a single issuer may cause greater fluctuation to the total return and share price of a non-diversified portfolio.

REITs Risk. REITs are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, overbuilding, changes in interest rates, and liabilities resulting from environmental problems.

Securities Selection Risk. Securities selected by the Adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Short Sales Risk. In connection with a short sale, the Fund will realize a loss if the value of the underlying security rises. Losses from short sales may be
"unlimited" if the price of the security sold short continues to appreciate. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain on a short sale transaction will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund's investment performance also may suffer if the
Fund is required to close out a short position earlier than it had intended.
This would occur if a securities lender requires the Fund to deliver the securities that the Fund borrowed and the Fund is unable to borrow the securities. The Fund may be subject to additional expenses related to short sales, such as the costs of borrowing securities and margin account maintenance costs. These expenses may negatively impact the performance of the Fund.

Small- and Mid-Capitalization Company Risk. The prices of securities of small-
and mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Small- and mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
PERFORMANCE
The Fund commenced operations on December 30, 2011. The Fund will include performance information when it has completed one full calendar year of operations. When performance information becomes available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.